Loans, financing, debentures and derivative financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Loans, financing, debentures and derivative financial instruments
17  Loans, financing, debentures and derivative financial instruments

a. Composition

	12/31/2022	12/31/2021	Index/Currency	Weighted average financial charges 2022	Maturity
Foreign currency:
Notes in the foreign market (d)	3,973,816	7,821,441	US$	5.3%	2026 and 2029
Foreign loan (e)	1,161,798	735,438	US$	4.2%	2023 and 2025
Foreign loan (e)	-	275,936	US$ + LIBOR (1)	-
Foreign loan (e)	54,542	-	EU$	2.9%	2023
Total in foreign currency	5,190,156	8,832,815

Brazilian Reais:
Debentures – CRA (g)	660,485	2,063,788	DI	97.5%	2023
Debentures - 6th issuance (g)	1,800,213	1,764,199	DI	105.3%	2023
Debentures – CRA (g)	3,011,462	1,940,237	IPCA	5.1%	2024 and 2032
Debentures – Ipiranga (g)	-	771,538	DI
Debentures - Ultracargo Logística and Tequimar Vila do Conde (g)	482,185	466,061	IPCA	4.1%	2028
Banco do Brasil floating rate (f)	-	204,813	DI
Debentures – Ultracargo Logística (g)	81,548	80,946	R$	6.5%	2024
Bank Credit Bill	-	51,179	DI
Financial institutions	-	4,564	R$
FINEP	-	326	TJLP (2)
Total in Brazilian Reais	6,035,893	7,347,651
Total in foreign currency and Brazilian Reais	11,226,049	16,180,466
Currency and interest rate hedging instruments (*)	524,312	197,177
Total	11,750,361	16,377,643
Current	3,360,677	2,866,051
Non-current	8,389,684	13,511,592

(*) Accumulated losses (see Note 31.i).

1)	LIBOR = London Interbank Offered Rate.
2)	TJLP (Long-term Interest Rate) = set by the National Monetary Council, TJLP is the basic financing cost of Banco Nacional de Desenvolvimento Econômico e Social (“BNDES”), the Brazilian Development Bank. On December 31, 2022, TLP was fixed at 7.20% p.a.

The changes in loans, financing, debentures and derivative financial instruments are shown below:

Balance as of December 31, 2019	14,392,722
New loans and debentures with cash effect	3,591,624
Interest accrued	757,161
Principal payment	(2,795,002)
Interest payment	(740,853)
Monetary and exchange rate variation	2,048,688
Change in fair value	34,702
Hedge result	87,174
Balance as of December 31, 2020	17,376,216
New loans and debentures with cash effect	1,462,220
Interest accrued	801,102
Principal payment	(2,922,214)
Interest payment	(749,043)
Monetary and exchange rate variation	800,749
Change in fair value	(229,657)
Hedge result	80,018
Reclassification to liabilities held for sale (i)	(241,748)
Balance as of December 31, 2021	16,377,643
New loans and debentures with cash effect	1,519,580
Interest accrued	945,023
Principal payment	(5,848,611)
Interest payment	(914,979)
Monetary and exchange rate variation	(587,064)
Change in fair value	(68,366)
Hedge result	327,135
Balance as of December 31, 2022	11,750,361

(i) For further details, see Note 4.c.1.

The long-term debt had the following principal maturity schedule:

	12/31/2022	12/31/2021
From 1 to 2 years	817,898	3,092,734
From 2 to 3 years	782,965	774,904
From 3 to 4 years	2,268,647	270,401
From 4 to 5 years	-	3,056,499
More than 5 years	4,520,174	6,317,054
	8,389,684	13,511,592

The transaction costs and issuance premiums associated with debt issuance were added to their financial liabilities.

The Company’s Management entered into hedging instruments against foreign exchange and interest rate variations for a portion of its debt obligations (see Note 31.h).

b. Transaction costs

Transaction costs incurred in issuing debt were deducted from the value of the related contracted financing and are recognized as an expense according to the effective interest rate method as follows:

	Effective rate of transaction costs (% p.a.)	Balance as of 12/31/2021	Incurred costs	Payments	Balance as of 12/31/2022
Debentures	0.2	54,490	30,420	(16,742)	68,168
Notes in the foreign market	0.1	28,018	-	(15,613)	12,405
Banco do Brasil	0.1	76	-	(76)	-
Total		82,584	30,420	(32,431)	80,573

	Effective rate of transaction costs (% p.a.)	Balance as of 12/31/2020	Incurred costs	Payments	Reclassification to liabilities held for sale (i)	Balance as of 12/31/2021
Debentures	0.2	28,348	40,953	(14,811)	-	54,490
Notes in the foreign market	0.1	37,112	-	(4,890)	(4,204)	28,018
Promissory notes	‐	1,318	-	(1,318)	-	-
Banco do Brasil	0.1	332	-	(256)	-	76
Total		67,110	40,953	(21,275)	(4,204)	82,584

	Effective rate of transaction costs (% p.a.)	Balance as of 12/31/2019	Incurred cost	Amortization	Balance as of 12/31/2020
Debentures	0.2	41,406	-	(13,058)	28,348
Notes in the foreign market	0.1	28,114	13,263	(4,265)	37,112
Notes	0.5	-	6,802	(5,484)	1,318
Banco do Brasil	0.1	770	-	(438)	332
Foreign loans		94	-	(94)	-
Others		1,382	-	(1,382)	-
Total		71,766	20,065	(24,721)	67,110

The amount to be appropriated to profit or loss in the future is as follows:

	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years	Total
Debentures	14,511	10,363	9,450	9,272	9,309	15,263	68,168
Notes in the foreign market	2,289	2,298	2,294	2,087	1,412	2,025	12,405
Total	16,800	12,661	11,744	11,359	10,721	17,288	80,573

c. Guarantees

The financing does not have collateral as of December 31, 2022 and December 31, 2021 and has guarantees and promissory notes in the amount of R$ 9,371,295 as of December 31, 2022 (R$ 14,151,506 as of December 31, 2021).

The Company and its subsidiaries offer collateral in the form of letters of guarantee for commercial and legal proceedings in the amount of R$ 115,451 as of December 31, 2022 (R$ 118,231 as of December 31, 2021).

The subsidiary IPP issued collateral to financial institutions in connection with the amounts payable by some of its customers to such institutions as follows:

	IPP
	12/31/2022	12/31/2021
Maximum amount of future payments related to such collateral:	550,908	690,347
Maturity up to	51 months	49 months
Fair value of collateral	9,914	9,923

If the subsidiary IPP is required to make any payment under these collateral arrangements, this subsidiary may recover the amount paid directly from its customers through commercial collection. Until December 31, 2022, the subsidiary IPP did not have losses in connection with these collateral arrangements. The fair value of collateral is recognized in current liabilities as “Other payables”, which is recognized in the statement of income as customers settle their obligations with the financial institutions.

d. Notes in the foreign market

On April 7, 2022, the subsidiary Ultrapar International commenced cash tender offers to repurchase notes in the international market (“Repurchase Offers”) of up to US$ 550,003,000.00 (“Initial Aggregate Repurchase Amount”), involving (i) up to the totality of the 5.250% Senior Notes due in 2026 (“Notes 2026”); and (ii) up to the repurchase limit of Notes 2029 of the 5.250% Senior Notes due in 2029 (“Notes 2029”), both issued by Ultrapar International S.A. (“Ultrapar International”) and outstanding in the international market. The Repurchase Offers together were limited to the Initial Repurchase Value Added, and Ultrapar International had the option to increase the Initial Repurchase Value Added to up to US$ 600,000,000.00 in aggregate principal amount, as described in the Repurchase Offer documents.

On April 14, 2022, the subsidiary Ultrapar International repurchased US$ 114,129 thousand (equivalent to R$ 595,490 as of December 31, 2022) of notes in the foreign market maturing in October 2026. On April 18, 2022, the subsidiary Ultrapar International repurchased US$ 200 thousand (equivalent to R$ 1,043 as of December 31, 2022) of notes in the foreign market maturing in October 2026.

On April 27, 2022, the subsidiary Ultrapar International repurchased US$ 485,667 thousand (equivalent to R$ 2,534,064 as of December 31, 2022) of notes in the foreign market maturing in June 2029.

As a result of the issuance of the notes in the foreign market, the Company and its subsidiaries are required to perform certain obligations, including:

  Restriction on sale of all or substantially all assets of the Company and subsidiaries Ultrapar International and IPP;
  Restriction of encumbrances on assets exceeding US$ 150,000 thousand (equivalent to R$ 782,655 as of December 31, 2022) or 15% of the amount of the consolidated tangible assets.

The Company and its subsidiaries are in compliance with the commitments required by this debt. The restrictions imposed on the Company and its subsidiaries are customary in transactions of this nature and have not limited their ability to conduct their business to date.

e. Foreign loans

The subsidiary IPP has foreign loans in the amount of US$ 125,000 thousands (equivalent to R$ 652,213 as of December 31, 2022). IPP also contracted hedging instruments with floating interest rate in U.S. dollar and exchange rate variation, changing the foreign loans charges, on average, to 104.9% of DI.

On September 30, 2022 the subsidiary Iconic Lubrificantes S.A.  raised financing 4131 in the amount of EU$ 9,708 thousands (equivalent to R$ 54,072 as of December 31, 2022), with financial charges of 2.907% and due date on March 29, 2023. The subsidiary Iconic Lubrificantes S.A. contracted instruments to hedge against the interest rate in Euro and currency risk, changing financial charges to 111.6% of DI.

On December 19, 2022 the subsidiary Companhia Ultragaz S.A. raised financing 4131 in the amount of U$ 96,339 thousands (equivalent to R$ 502,669 as of December 31, 2022), with financial charges of 4.539% and due date on September 19, 2025. The subsidiary Companhia Ultragaz S.A. contracted instruments to hedge against the interest rate in Dólarand currency risk, changing financial charges to 108.5% of DI.

IPP designated these hedging instruments as a fair value hedge (see Note 31.h.1). Therefore, loans and hedging instruments are both measured at fair value from inception, with changes in fair value recognized in profit or loss. The foreign loans are secured by the Company.

The foreign loans have the maturity distributed as follows:

Maturity	EU$ (thousands)	USD (thousands)	R$	Cost in % of DI
Charges(1)	84	1,326	7,386	-
Mar/2023	9,709	-	54,072	111.6%
Sept/2023	-	60,000	313,062	105.0%
Sept/2023	-	65,000	339,151	104.8%
Sept/2025	-	96,339	502,669	108.5%
Total / average cost	9,793	222,665	1,216,340	106.7%

 (1) Includes interest, transaction costs and mark to market.

f. Banco do Brasil

The subsidiary IPP has floating interest rate loans with Banco do Brasil intended for marketing, processing, or manufacturing of agricultural products (ethanol) with maturity in May 2022. The loans were settled on the maturity date.

g. Debentures

g.1 In March 2021, the subsidiary Tequimar Vila do Conde made its first issuance of debentures, in one single series of 360,000 simple debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Unit face value:	R$ 1,000.00
Final maturity:	March 15, 2028
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.04%
Payment of interest:	Semiannually
Reprice:	Not applicable

Tequimar Vila do Conde contracted hedging instruments against interest rate variations, changing the fixed rate financial charges of the debentures to 111.4% of the DI. Tequimar Vila do Conde designated these hedging instruments as fair value hedges therefore debentures and hedging instruments are both measured at fair value from inception with changes in fair value recognized in profit or loss.

g.2 In March 2021, the subsidiary Ultracargo Logística made its second issuance of debentures, in one single series of 100,000 simple debentures, nonconvertible into shares and unsecured, which main characteristics are as follows:

Unit face value:	R$ 1,000.00
Final maturity:	March 15, 2028
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.37%
Payment of interest:	Semiannually
Reprice:	Not applicable

Ultracargo Logística contracted hedging instruments against interest rate variations, changing the debentures fixed rate for 111.4% of the DI. Ultracargo Logística designated these hedging instruments as fair value hedges; therefore debentures and hedging instruments are both measured at fair value from inception with changes in fair value recognized in profit or loss.

g.3 In September 2021, the subsidiary IPP made its tenth issuance of debentures in the total amount of R$ 960,000, in one single series of 960,000 simple debentures, nonconvertible into shares, nominative, book-entry and unsecured, privately placed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP. The debentures were subscribed with the purpose to bind the issuance of CRA. The financial settlement occurred on September 16, 2021. The debentures have an additional guarantee from Ultrapar and the main characteristics are as follows:

Amount	960,000
Unit face value:	R$ 1,000.00
Final maturity:	September 15, 2028
Payment of the face value:	Lump sum at final maturity
Interest:	IPCA + 4.8287%
Payment of interest:	Semiannually
Reprice:	Not applicable

IPP contracted hedging instruments subjected to IPCA variation, changing the financial debenture charges linked to IPCA to 102.75% of DI. IPP designated these hedging instruments as fair value hedges. Therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

g.4 In June 2022, the subsidiary IPP carried out its tenth issuance of debentures in the total amount of R$ 1,000,000, in one single series of 1,000,000 simple debentures, nonconvertible into shares, registered, book-entry and unsecured, privately placed by Vert Companhia Securitizadora. The proceeds from this issuance were used exclusively for the purchase of ethanol by subsidiary IPP. The debentures were subscribed with the purpose to bind the issuance of Agribusiness Receivables Certificates (CRA). The financial settlement occurred on June 27, 2022. The debentures have an additional guarantee from Ultrapar and the main characteristics are as follows:

Amount:	1,000,000
Unit face value:	R$ 1,000.00
Final maturity:	June 11, 2032
Payment of the face value:	Annual from the 8th year
Interest:	IPCA + 6.0053%
Payment of interest:	Semiannually
Reprice:	Not applicable

IPP contracted hedging instruments subjected to IPCA variation, changing the debentures charges linked to IPCA to 104.8% of DI. IPP designated these hedging instruments as fair value hedges; therefore, debentures and hedging instruments are both measured at fair value from inception, with changes in fair value recognized through profit or loss.

The debentures have maturity dates distributed as shown below (includes accrued interest through December 31, 2022):

Maturity	12/31/2022
Charges(1)	(77,949)
Mar/2023	1,725,000
Dec/2023	660,000
Apr/2024	469,937
Oct/2024	282,790
Nov/2024	90,000
Dec/2025	303,845
Mar/2028	526,365
Sept/2028	1,052,762
Jun/2030	334,381
Jun/2031	334,381
Jun/2032	334,381
Total	6,035,893

 (1) Includes interest, transaction cost and mark to market.